Mortgage Payable - Additional Information (Detail) - Peace Naturals [member] $ in Thousands	Sep. 06, 2016 CAD ($)
Disclosure of financial assets [line items]
Principal balance of mortgage loans	$ 4,000
Interest-bearing percentage	12.00%